Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company's goodwill for the nine months ended September 30, 2014, are as follows (in millions):

Goodwill as of December 31, 2013	$1,195.9
Goodwill acquired	231.9
Translation differences	(2.4)
Goodwill as of September 30, 2014	$1,425.4

As of October 1, 2014, the Company performed its annual test for goodwill impairment, based on the reporting units to which the goodwill is allocated to. Except for MarketBot reporting unit, the Company performed a qualitative test for goodwill, and concluded that it is more likely than not that the fair value of each reporting unit exceeds its carrying amount.

For the MakerBot reporting unit, the Company performed a quantitative test by comparing the fair value of the reporting unit to its carrying amount. Based on this analysis, the fair value of MakerBot reporting unit exceeds its carrying amount by 5%. The carrying amount of goodwill which is assigned to this reporting unit is $376 million.

When evaluating the fair value of MakerBot reporting unit the Company used a discounted cash flow model. Key assumptions used to determine the estimated fair value include: (a) expected cash flow for the five-year period following the testing date (including market share, sales volumes and prices, costs to produce and estimated capital needs); (b) an estimated terminal value using a terminal year growth rate of 3.5% determined based on the growth prospects of the reporting unit; (c) a discount rate of 14% based on management's best estimate of the after-tax weighted average cost of capital.

A decrease in the growth rate of 1% or an increase of 1% to the discount rate will reduce the fair value of MakerBot reporting unit by $35 million and $54 million, respectively.

The Company will continue to monitor MakerBot reporting unit in an effort to determine if events and circumstances warrant further interim impairment testing.

Based on the Company's assessment as of October 1, 2014 no goodwill was determined to be impaired.

Other Intangible Assets

Other intangible assets consisted of the following (in thousands):

	September 30, 2014		December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Developed technology	$472,792	$91,886	$447,842	$54,029
Patents	15,018	7,727	14,065	6,523
Trademarks and trade names	59,988	8,085	59,019	3,817
Customer relationships	146,690	21,876	100,679	10,793
Non-compete agreements	10,843	3,266	10,354	1,249
Capitalized software development costs	17,137	14,205	16,612	13,828
In process research and development	32,239	-	63,998	-
	754,707	$147,045	712,569	$90,239
Accumulated amortization	147,045		90,239
Net book value of amortizable intangible assets	$607,662		$622,330

In process research and development with a gross carrying value of $29.2 million as of December 31, 2013, of which $23.7 million was acquired in connection with the MakerBot transaction, was launched during the nine months ended September 30, 2014 and is now classified as developed technology with a seven-year weighted average life for amortization.

During the third quarter of 2014 the Company recorded impairment charges of $14.6 million related to its Digitizer desktop 3D scanner (“Digitizer”). The Company assessed the recoverability of the Digitizer desktop 3D scanner based on the estimated undiscounted future cash flows expected to result from the Digitizer. The impairment charges were measured as the difference between the carrying amount of the Digitizer and its fair value. The fair value of the Digitizer was determine based on a discounted cash flow model using updated future revenue and operating income projections.

Amortization expense relating to intangible assets for the three-month periods ended September 30, 2014 and 2013 was approximately $ 21.3 million and $15.7 million, respectively.

Amortization expense relating to intangible assets for the nine-month periods ended September 30, 2014 and 2013 was approximately $ 60.2 million and $41.9 million, respectively.

As of September 30, 2014, estimated amortization expense relating to intangible assets currently subject to amortization for each of the next five years and thereafter was as follows (in thousands):

Remainning 3 months of 2014	$21,185
2015	83,470
2016	82,846
2017	81,224
2018	76,249
Thereafter	$230,449